UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a) The Reports to Shareholders are attached herewith.

State Street® US Equity Premium Income ETF

SPIN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street® US Equity Premium Income ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® US Equity Premium Income ETF	$13	0.25%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The Fund reported generated positive returns from July to December in 2025. In this time period, the Fund delivered strong performance, rising approximately over 12%. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPIN	S&P 500 Index
09/04/24	$10,000	$10,000
09/30/24	$10,301	$10,450
10/31/24	$10,273	$10,355
11/30/24	$10,775	$10,963
12/31/24	$10,589	$10,701
01/31/25	$10,788	$10,999
02/28/25	$10,601	$10,856
03/31/25	$10,091	$10,244
04/30/25	$10,056	$10,175
05/31/25	$10,356	$10,815
06/30/25	$10,772	$11,365
07/31/25	$11,129	$11,620
08/31/25	$11,324	$11,856
09/30/25	$11,618	$12,288
10/31/25	$11,961	$12,576
11/30/25	$12,035	$12,607
12/31/25	$12,086	$12,615

Average Annual Total Returns (%)

Name	1 Year	Since Inception 09/04/24
SPIN	14.14%	15.39%
S&P 500 Index	17.88%	19.19%

For the 6-month period from July 1, 2025 through December 31, 2025, the total return for the Fund was 12.20% and for the Index was 11.00%.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$55,693,057
  Number of Portfolio Holdings100
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$42,455

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	16.0%
Software	12.4%
Interactive Media & Services	10.2%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.6%
Capital Markets	4.4%
Financial Services	3.9%
Banks	3.8%
Pharmaceuticals	3.7%
Machinery	2.4%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.3%
Microsoft Corp.	7.6%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., Class A	3.4%
Visa, Inc., Class A	2.2%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Equity Premium Income ETF to the State Street® US Equity Premium Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective August 14, 2025, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31. These changes did not result in any changes to the Fund's Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPIN

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

For the fiscal periods ended December 31, 2025 and June 30, 2025, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $20,293 and $23,897, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees.

For the fiscal periods ended December 31, 2025 and June 30, 2025, EY did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees.

For the fiscal period ended December 31, 2025, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $10,688. For the fiscal period ended June 30, 2025, the aggregated tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $2,778.

(d)	All Other Fees.

For the fiscal years ended December 31, 2025 and December 31, 2024 there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a)through (c).

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,761,443 and $9,556,710, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by EY for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2025 (in millions)		FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.6		$18.5
Tax Fees	$3.6		$3.3
All Other Fees	$15.8		$15.8

(1)	Information is for the calendar years 2025 and 2024, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) EY notified the registrant’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2025
SSGA Active Trust
State Street US Equity Premium Income ETF (formerly SPDR SSGA US Equity Premium Income ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.6%
RTX Corp.	1,910	$350,294
AUTOMOBILES — 1.4%
General Motors Co.	4,610	374,885
Tesla, Inc. (a)	867	389,907
		764,792
BANKS — 3.8%
Bank of America Corp.	15,218	836,990
JPMorgan Chase & Co.	3,367	1,084,915
Regions Financial Corp.	6,808	184,497
		2,106,402
BEVERAGES — 0.8%
Monster Beverage Corp. (a)	3,351	256,921
PepsiCo, Inc.	1,284	184,280
		441,201
BIOTECHNOLOGY — 0.3%
Vertex Pharmaceuticals, Inc. (a)	394	178,624
BROADLINE RETAIL — 4.6%
Amazon.com, Inc. (a)	11,123	2,567,411
BUILDING PRODUCTS — 0.4%
Trane Technologies PLC	580	225,736
CAPITAL MARKETS — 4.4%
CME Group, Inc.	1,008	275,265
Goldman Sachs Group, Inc.	454	399,066
Intercontinental Exchange, Inc.	4,581	741,939
Robinhood Markets, Inc. Class A (a)	1,846	208,782
S&P Global, Inc.	1,588	829,873
		2,454,925
CHEMICALS — 1.4%
Ecolab, Inc.	314	82,431
International Flavors & Fragrances, Inc.	839	56,540
Linde PLC	1,553	662,184
		801,155
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Tetra Tech, Inc.	3,218	107,932
Waste Management, Inc.	2,804	616,067
		723,999
CONSTRUCTION MATERIALS — 0.9%
Martin Marietta Materials, Inc.	785	488,788
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	4,413	397,302
Costco Wholesale Corp.	172	148,323
Walmart, Inc.	4,751	529,309
		1,074,934
ELECTRIC UTILITIES — 1.1%
NextEra Energy, Inc.	7,900	634,212
ELECTRICAL EQUIPMENT — 1.9%
Eaton Corp. PLC	1,121	357,050
Security Description	Shares	Value
Emerson Electric Co.	5,341	$708,857
		1,065,907
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	1,814	245,144
ENTERTAINMENT — 0.9%
Netflix, Inc. (a)	2,722	255,215
Walt Disney Co.	2,072	235,731
		490,946
FINANCIAL SERVICES — 3.9%
Berkshire Hathaway, Inc. Class B (a)	1,267	636,858
Mastercard, Inc. Class A	556	317,409
Visa, Inc. Class A	3,504	1,228,888
		2,183,155
FOOD PRODUCTS — 0.2%
Mondelez International, Inc. Class A	1,732	93,234
GROUND TRANSPORTATION — 1.3%
Uber Technologies, Inc. (a)	8,910	728,036
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	1,925	241,183
Becton Dickinson & Co.	1,006	195,234
Cooper Cos., Inc. (a)	2,704	221,620
Dexcom, Inc. (a)	839	55,684
Intuitive Surgical, Inc. (a)	432	244,668
		958,389
HEALTH CARE PROVIDERS & SERVICES — 0.3%
UnitedHealth Group, Inc.	519	171,327
HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald's Corp.	897	274,150
HOUSEHOLD PRODUCTS — 0.5%
Procter & Gamble Co.	2,065	295,935
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Vistra Corp.	863	139,228
INSURANCE — 1.7%
American International Group, Inc.	1,213	103,772
Chubb Ltd.	690	215,363
Marsh & McLennan Cos., Inc.	2,395	444,320
Progressive Corp.	827	188,325
		951,780
INTERACTIVE MEDIA & SERVICES — 10.2%
Alphabet, Inc. Class A	10,560	3,305,280
Alphabet, Inc. Class C	1,499	470,386
Meta Platforms, Inc. Class A	2,847	1,879,276
		5,654,942
IT SERVICES — 0.2%
Accenture PLC Class A	484	129,857
LIFE SCIENCES TOOLS & SERVICES — 2.3%
Agilent Technologies, Inc.	871	118,517
Danaher Corp.	2,291	524,456

STATE STREET US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
Repligen Corp. (a)	709	$116,177
Thermo Fisher Scientific, Inc.	886	513,392
		1,272,542
MACHINERY — 2.4%
Parker-Hannifin Corp.	899	790,185
Westinghouse Air Brake Technologies Corp.	2,444	521,672
		1,311,857
MULTI-UTILITIES — 1.2%
CMS Energy Corp.	1,698	118,741
Sempra	6,340	559,759
		678,500
OIL, GAS & CONSUMABLE FUELS — 2.0%
Chevron Corp.	2,071	315,641
ConocoPhillips	1,769	165,596
EQT Corp.	2,954	158,335
Exxon Mobil Corp.	3,777	454,524
		1,094,096
PHARMACEUTICALS — 3.7%
AstraZeneca PLC ADR	2,930	269,355
Eli Lilly & Co.	811	871,565
Johnson & Johnson	2,837	587,117
Merck & Co., Inc.	3,337	351,253
		2,079,290
PROFESSIONAL SERVICES — 0.9%
Broadridge Financial Solutions, Inc.	2,208	492,759
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	2,104	338,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.0%
Advanced Micro Devices, Inc. (a)	3,411	730,500
Applied Materials, Inc.	2,292	589,021
Broadcom, Inc.	5,689	1,968,963
Micron Technology, Inc.	735	209,776
NVIDIA Corp.	27,707	5,167,356
Texas Instruments, Inc.	1,527	264,919
		8,930,535
SOFTWARE — 12.4%
Adobe, Inc. (a)	1,495	523,235
Crowdstrike Holdings, Inc. Class A (a)	294	137,815
Intuit, Inc.	245	162,293
Microsoft Corp.	8,695	4,205,076
Oracle Corp.	1,839	358,440
Salesforce, Inc.	2,572	681,349
ServiceNow, Inc. (a)	1,180	180,764
Synopsys, Inc. (a)	1,342	630,364
		6,879,336
Security Description	Shares	Value
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	952	$167,143
Equinix, Inc. REIT	627	480,382
		647,525
SPECIALTY RETAIL — 2.1%
Home Depot, Inc.	2,429	835,819
Lowe's Cos., Inc.	356	85,853
O'Reilly Automotive, Inc. (a)	2,787	254,202
		1,175,874
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.1%
Apple, Inc.	12,466	3,389,007
TOBACCO — 0.7%
Philip Morris International, Inc.	2,418	387,847
TRADING COMPANIES & DISTRIBUTORS — 1.3%
United Rentals, Inc.	618	500,160
WW Grainger, Inc.	204	205,846
		706,006
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	529	107,408
TOTAL COMMON STOCKS (Cost $53,944,780)		55,685,387
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c) (Cost $24,024)	24,024	24,024
TOTAL INVESTMENTS — 100.0% (Cost $53,968,804)		55,709,411
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(16,354)
NET ASSETS — 100.0%		$55,693,057
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

STATE STREET US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

The Fund had the following written option contracts at December 31, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
S&P 500 Index	N/A	USD 7,150	01/09/2026	(2,000)	USD (14,300,000)	$ (300)	$(25,840)	$25,540
S&P 500 Index	N/A	USD 6,990	01/16/2026	(2,100)	USD (14,679,000)	(28,980)	(35,367)	6,387
S&P 500 Index	N/A	USD 7,150	01/23/2026	(2,000)	USD (14,300,000)	(4,950)	(20,740)	15,790
S&P 500 Index	N/A	USD 7,135	01/30/2026	(4,000)	USD (28,540,000)	(34,800)	(33,460)	(1,340)
						$(69,030)	$(115,407)	$46,377

During the six-month period ended December 31, 2025, average value related to written option contracts was $150,169.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$55,685,387	$—	$—	$55,685,387
Short-Term Investment	24,024	—	—	24,024
TOTAL INVESTMENTS	$55,709,411	$—	$—	$55,709,411
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(69,030)	$—	$—	$(69,030)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(69,030)	$—	$—	$(69,030)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,074,985	$1,050,961	$—	$—	24,024	$24,024	$1,525

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
STATEMENT  OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS
Investments in unaffiliated issuers, at value	$55,685,387
Investments in affiliated issuers, at value	24,024
Total Investments	55,709,411
Cash	16,610
Receivable for investments sold	16,730
Dividends receivable — unaffiliated issuers	31,017
Dividends receivable — affiliated issuers	364
TOTAL ASSETS	55,774,132
LIABILITIES
Payable for investments purchased	120
Written options, at value	69,030
Advisory fee payable	11,925
TOTAL LIABILITIES	81,075
NET ASSETS	$55,693,057
NET ASSETS CONSIST OF:
Paid-in capital	$54,029,128
Total distributable earnings (loss)	1,663,929
NET ASSETS	$55,693,057
NET ASSET VALUE PER SHARE
Net asset value per share	$32.38
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,720,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$53,944,780
Investments in affiliated issuers	24,024
Total cost of investments	$53,968,804
Written options premium received	$115,407
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
STATEMENT OF OPERATIONS
For the Period from July 1, 2025 through December 31, 2025 and for the Period September 5, 2024 through June 30, 2025

	Six-month Period Ended 12/31/25 (a)	Period Ended 6/30/25 (b)
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$170,197	$74,285
Dividend income — affiliated issuers	1,525	1,251
Foreign taxes withheld	—	(20)
TOTAL INVESTMENT INCOME (LOSS)	171,722	75,516
EXPENSES
Advisory fee	42,455	16,016
Trustees’ fees and expenses	60	1,790
TOTAL EXPENSES	42,515	17,806
NET INVESTMENT INCOME (LOSS)	$129,207	$57,710
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,145)	(212,773)
In-kind redemptions — unaffiliated issuers	1,516,916	177,392
Written options	318,237	(283,631)
Net realized gain (loss)	1,816,008	(319,012)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,030,915	709,692
Written options	157,795	(111,418)
Net change in unrealized appreciation/depreciation	1,188,710	598,274
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,004,718	279,262
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,133,925	$336,972
(a)	Effective August 14, 2025, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	For the period September 5, 2024 (commencement of operations) through June 30, 2025.

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six-month Period Ended 12/31/25(a)	For the Period 9/5/24*- 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$129,207	$57,710
Net realized gain (loss)	1,816,008	(319,012)
Net change in unrealized appreciation/depreciation	1,188,710	598,274
Net increase (decrease) in net assets resulting from operations	3,133,925	336,972
Distributions to shareholders:	(940,946)	(256,885)
Return of capital	—	(475,035)
Total Distributions to shareholders	(940,946)	(731,920)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	51,930,570	13,974,868
Cost of shares redeemed	(9,722,218)	(2,288,194)
Net increase (decrease) from share transactions	42,208,352	11,686,674
Net increase (decrease) in net assets from beneficial interest transactions	42,208,352	11,686,674
Net increase (decrease) in net assets during the period	44,401,331	11,291,726
Net assets at beginning of period	11,291,726	—
NET ASSETS AT END OF PERIOD	$55,693,057	$11,291,726
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,650,000	460,000
Shares redeemed	(310,000)	(80,000)
Net increase (decrease) from share transactions	1,340,000	380,000
*	Commencement of operations.
(a)	Effective August 14, 2025, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street US Equity Premium Income ETF
	Six-month Period Ended 12/31/25(a)	For the Period 9/5/24*- 6/30/25
Net asset value, beginning of period	$29.72	$30.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.18	0.22
Net realized and unrealized gain (loss) (c)	3.39	1.98
Total from investment operations	3.57	2.20
Distributions to shareholders from:
Net investment income	(0.91)	(0.86)
Return of capital	—	(1.62)
Total distributions	(0.91)	(2.48)
Net asset value, end of period	$32.38	$29.72
Total return (d)	12.20%	7.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,693	$11,292
Ratios to average net assets:
Total expenses	0.25%(e)	0.28%(e)
Net investment income (loss)	0.76%(e)	0.90%(e)
Portfolio turnover rate (f)	18%(g)	43%(g)
*	Commencement of operations.
(a)	Effective August 14, 2025, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of thirty-seven (37) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the State Street US Equity Premium Income ETF (formerly SPDR SSGA US Equity Premium Income ETF) (the "Fund"), a non-diversified investment company under the 1940 Act, formed on September 4, 2024 and commenced operations on September 5, 2024.
Effective August 14, 2025, the Board of Trustees approved a change in the fiscal year end for the Fund from June 30 to December 31.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

(“NAV”) per share or unit.
•  Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments, according to the fair value hierarchy as of December 31, 2025, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income are declared and paid monthly.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

4.    Derivative Financial Instruments
Options Contracts
The Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
The following tables summarize the value of the Fund derivative instruments as of December 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street US Equity Premium Income ETF
Written Options	$—	$—	$—	$69,030	$—	$69,030
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street US Equity Premium Income ETF
Written Options	$—	$—	$—	$318,237	$—	$318,237
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street US Equity Premium Income ETF
Written Options	$—	$—	$—	$157,795	$—	$157,795
5.    Fees and Transactions with Affiliates
Advisory Fee
For its advisory services, the Fund pays SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) a management fee at an annual rate of 0.25% of its average daily net assets. The fees are accrued daily and paid monthly.
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of the Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended December 31, 2025 are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the six-month period ended December 31, 2025 were as follows:
	Purchases	Sales
State Street US Equity Premium Income ETF	$6,524,586	$6,886,541
For the six-month period ended December 31, 2025, the Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street US Equity Premium Income ETF	$51,836,152	$9,689,988	$1,516,916
For the period ended June 30, 2025, the Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street US Equity Premium Income ETF	$10,630,157	$2,279,623	$177,392

8.    Shareholder Transactions
The Fund issues and redeems its shares, at NAV, by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, options contracts, and wash sale loss deferrals.
The tax character of distributions paid during the six-month period ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street US Equity Premium Income ETF	$926,796	$14,150	$940,946
The tax character of distributions paid during the period ended June 30, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street US Equity Premium Income ETF	$ 256,885	$ —	$ 475,035	$ 731,920
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street US Equity Premium Income ETF	$—	$—	$—	$1,663,929	$1,663,929
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street US Equity Premium Income ETF	$54,091,859	$3,176,880	$1,512,951	$1,663,929
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the were more broadly diversified.
Market Risk
The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street US Equity Premium Income ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street US Equity Premium Income ETF (formerly, SPDR SSGA US Equity Premium Income ETF) (the “Fund”) (one of the series constituting SSGA Active Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for the period from July 1, 2025 to December 31, 2025 and the period from September 5, 2024 (commencement of operations) to June 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting SSGA Active Trust) at December 31, 2025, and the results of its operations, the changes in its net assets and its financial highlights for the period from July 1, 2025 to December 31, 2025 and the period from September 5, 2024 (commencement of operations) to June 30, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 25, 2026

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal period ended December 31, 2025.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal period ended December 31, 2025 are considered qualified dividend income and are eligible Fund for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long-term capital gains dividends were paid from the following Fund during the fiscal period ended December 31, 2025:
Amount
State Street US Equity Premium Income ETF	$14,150

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 9, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 9, 2026